Securities - Summary of Securities (Detail) - CAD ($) $ in Millions		Jul. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Securities measured and designated at FVOCI		$ 84,093	$ 76,693
Securities measured at amortized cost	[1]	68,812	71,610
Securities mandatorily measured and designated at FVTPL		122,092	106,042
Total financial securities		$ 274,997	$ 254,345

[1]	There were no sales of securities measured at amortized cost during the quarter (October 31, 2024: a realized gain of nil).